Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of Significant accounting policies [Abstract]
Disclosure of detailed information about property, plant and equipment with estimated useful lives [Text Block]
Depreciation is recognized in the consolidated statement of income on a straight-line basis over the estimated useful lives of each part of an item of property, plant and equipment. Leased assets are depreciated over the shorter of the lease term and their useful lives unless it is reasonably certain that the Group will obtain ownership by the end of the lease term. Management’s estimated useful lives for the years ended March 31, 2019, 2018 and 2017 were as follows:

Estimate of useful life in years
Buildings	28
Plant and machinery comprising computers, servers etc.	3 – 5
Plant and machinery comprising other items	8
Furniture and fittings	5
Office equipment	5
Motor vehicles	3 – 5

Disclosure of detailed information about intangible assets with finite useful life [Text Block]
Amortization is recognized in profit or loss on a straight-line basis over the estimated useful lives of intangible assets, other than goodwill, from the date that they are available for use. The estimated useful lives for the current and previous year are as follows:

Estimate of useful life in years
Software	Not exceeding 3 years
Technical know-how	5 years
License fees	20 years
Bandwidth Capacity	12 years
Portals and web development cost	5 years
Customer related intangibles	5 years